PENSIONS AND OTHER POST RETIREMENT BENEFITS - Actuarial assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension and other PostRetirement Benefits,
Actual experience period	5 years
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Defined benefits pension plans
Pension and other PostRetirement Benefits,
Discount rate	3.10%	3.80%
Rate of compensation increase	3.00%	3.00%
Defined benefits pension plans | Discount rate
Pension and other PostRetirement Benefits,
Increase (decrease) in interest and service cost due to increase in actuarial assumption	$ (25)
Increase (decrease) in service and interest cost due to decrease in actuarial assumption	31
Increase (decrease) in net obligation due to increase in actuarial assumption	(988)
Increase (decrease) in net obligation due to decrease in actuarial assumption	$ 1,271
Defined benefits other post retirement benefits
Pension and other PostRetirement Benefits,
Discount rate	3.10%	3.90%
Rate of compensation increase	3.00%	3.00%
Assumption of percentage of increase of healthcare costs	6.50%	6.50%
Percentage of decrease in healthcare cost in year two	0.50%
Assumption of percentage of increase of healthcare costs after 2022	5.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	$ (74)
Increase (decrease) in net obligation due to decrease in actuarial assumption	91
Defined benefits other post retirement benefits | Actuarial assumption of medical cost trend rates
Pension and other PostRetirement Benefits,
Increase (decrease) in interest and service cost due to increase in actuarial assumption	1
Increase (decrease) in service and interest cost due to decrease in actuarial assumption	(1)
Increase (decrease) in net obligation due to increase in actuarial assumption	30
Increase (decrease) in net obligation due to decrease in actuarial assumption	$ (26)